Cover Page	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Registrant Name	Immatics N.V.
Entity Central Index Key	0001809196
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	84,657,789
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Annual Report	true
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Incorporation, State or Country Code	P7
Entity File Number	001-39363
Entity Address, Address Line One	Paul-Ehrlich-Straße 15
Entity Address, City or Town	Tübingen
Entity Address, Country	DE
Entity Address, Postal Zip Code	72076
Document Registration Statement	false
Document Shell Company Report	false
Document Transition Report	false
Auditor Name	PricewaterhouseCoopers GmbH Wirtschaftsprüfungsgesellschaft
Auditor Firm ID	1275
Auditor Location	Stuttgart, Germany
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Edward A. Sturchio
Entity Address, Address Line One	2130 W. Holcombe Blvd., Suite 900
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77030
City Area Code	281
Local Phone Number	810-7545
Common Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value €0.01 per share
Security Exchange Name	NASDAQ
Trading Symbol	IMTX
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase ordinary shares
Security Exchange Name	NASDAQ
Trading Symbol	IMTXW